Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Voting ownership interest	50.00%
Ownership percentage	100.00%
Forest land use rights impairment	$ 148,795
VAT percentage	13.00%
Advertising and promotion costs	$ 304,075	$ 491,684	$ 355,078